Rule 497 Document

On behalf of PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund,  PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund, PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund, PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund, PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund, PIMCO Active Bond Exchange-Traded Fund, PIMCO Broad U.S. TIPS Index Exchange-Traded Fund, PIMCO Enhanced Low Duration Active Exchange-Traded Fund, PIMCO Enhanced Short Maturity Active Exchange-Traded Fund, PIMCO Government Limited Maturity Active Exchange-Traded Fund, PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund, PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund, PIMCO Low Duration Investment Grade Corporate Bond Active Exchange-Traded Fund, PIMCO Low Duration Investment Grade Corporate Bond Active Exchange-Traded Fund , PIMCO Prime Limited Maturity Active Exchange-Traded Fund and PIMCO Short Term Municipal Bond Active Exchange-Traded Fund  (the “Funds”), each a series of PIMCO ETF Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing information in interactive data format. The interactive data files included as exhibits to this filing relate to the prospectus supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on July 30, 2018  (Accession No. 0001193125-18-231528), which is incorporated by reference into this Rule 497 Document.

Exhibit List

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document